Concentrations	12 Months Ended
Dec. 31, 2016
Risks And Uncertainties [Abstract]
Concentrations
18.	Concentrations:

The Company’s revenue is derived from the following customers:

	2016	2015	2014
COSCON(1)	$301,655	$298,658	$303,357
CSCL Asia(1)	123,151	125,900	126,399
Yang Ming	121,576	51,899	8
MOL	117,891	105,676	65,633
K-Line	75,862	74,542	76,130
Hapag-Lloyd	69,661	98,811	77,675
Other	68,109	63,538	67,968
	$877,905	$819,024	$717,170

(1)	While the Company continues to charter the vessels to CSCL Asia and COSCON, CSCL Asia and COSCON merged their container shipping business in March 2016.